Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Results (Unaudited) [Abstract]
Quarterly financial data
The following tables set forth certain unaudited condensed quarterly financial data for each of the four quarters in the periods ended December 31, 2018 and 2017, respectively. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	For the Three Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
	(in CHF thousands, except per share data) (unaudited)
Revenue
Contract revenue	1,403	2,305	2,028	1,458
Total revenue	1,403	2,305	2,028	1,458

Operating expenses
Research and development expenses	(12,129)	(11,546)	(10,533)	(10,069)
General and administrative expenses	(3,761)	(2,930)	(3,065)	(2,711)
Total operating expenses	(15,890)	(14,476)	(13,598)	(12,780)
Operating income/(loss)	(14,487)	(12,171)	(11,570)	(11,322)
Finance result, net	(191)	(1,345)	427	(292)
Income/(loss) before tax	(14,678)	(13,516)	(11,143)	(11,614)
Income tax expense	-	-	-	-
Income/(loss) for the period	(14,678)	(13,516)	(11,143)	(11,614)
Net income/(loss) per share (EPS):
Basic and diluted	(0.22)	(0.21)	(0.19)	(0.20)
Weighted-average number of shares used to compute EPS:
Basic and diluted	67,553,262	64,862,822	57,423,650	57,368,015

	For the Three Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
	(in CHF thousands, except per share data) (unaudited)
Revenue
Contract revenue	16,422	1,074	753	2,006
Total revenue	16,422	1,074	753	2,006

Operating expenses
Research and development expenses	(10,176)	(8,195)	(6,838)	(7,454)
General and administrative expenses	(3,058)	(2,519)	(2,168)	(2,386)
Total operating expenses	(13,234)	(10,714)	(9,006)	(9,840)
Operating income/(loss)	3,188	(9,640)	(8,253)	(7,834)
Finance result, net	976	847	(4,074)	(1,621)
Income/(loss) before tax	4,164	(8,793)	(12,327)	(9,455)
Income tax expense	-	-	-	-
Income/(loss) for the period	4,164	(8,793)	(12,327)	(9,455)
Net income/(loss) per share (EPS):
Basic	0.07	(0.15)	(0.22)	(0.17)
Diluted	0.07	(0.15)	(0.22)	(0.17)
Weighted-average number of shares used to compute EPS:
Basic	57,266,088	57,164,145	57,048,187	56,855,987
Diluted	58,396,586	57,164,145	57,048,187	56,855,987